John Hancock Financial Services, Inc.

John Hancock Place Post Office Box 111 Boston, Massachusetts 02117 (617) 572-0313 Fax: (617) 572-9161 E-mail: kciccarelli@jhancock.com Kimberly S. Ciccarelli AVP and Senior Counsel

February 1, 2008

via EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	John Hancock Life Insurance Company (U.S.A.)

Separate Account A

File No. 811-4834

Initial Form N-6 Registration Statement under the 1933 Act

Commissioners:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for the Separate Account A (“Registrant”) relating to the Majestic Survivorship VULX (“MSVULX”) insurance policies to be offered by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA” or the “Depositor”).

Background of the Enclosed Filing

The purpose of this filing is to add the MSVULX prospectus to the Registrant’s filing under the Investment Company Act of 1940 and to obtain a separate 1933 Act file number for the separate account interests offered through the MSVULX prospectus.

The MSVULX policy and prospectus is similar to the Survivorship VUL (“SVUL”) policy and prospectus issued by John Hancock USA. The separate account interests under the SVUL policy are registered by John Hancock USA Separate Account A, under File Nos. 811-4834 and 333-141692. The material differences between the two filings are:

(i)	the policy level fees and rider charges are different between the policies;

(ii)	the removal of a surrender charge;

(iii)	the addition of the optional Enhanced Yield Fixed Account Option rider and the removal of the Enhanced No-Lapse Guarantee rider; and

(iv)	the removal of a base no-lapse guarantee.

In addition, the asset-based risk charge for the MSVULX policy varies on a guaranteed basis according to proportion of Base Face Amount and Supplement Face Amount the client elects at issue as a percentage of the Total Face Amount. The MSVULX policy also has Face Amount and premium charges that vary if coverage is elected in the form of Base Face Amount or Supplemental Face Amount. As such, we have included additional disclosure under “Base Face Amount vs. Supplemental Face Amount” in the prospectus to describe the considerations and factors for electing coverage in the form of Base Face Amount or Supplemental Face Amount.

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendment to respond to comments of the Commission staff and otherwise complete the enclosed filing prior to effectiveness, including updating the investment accounts, expense tables, and adding the audited fiscal year end 2007 financial statements for the Registrant and the Depositor. Registrant would appreciate receiving any comments the Commission staff may have prior to that time pertaining to the enclosed registration statement.

Request for Selective Review

In view of the similarities between this filing and the John Hancock USA SVUL filing as noted above, Registrant hereby requests selective review of this filing.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Please direct all questions to the undersigned at (617) 572-0313. Thank you.

Sincerely,

/s/ Kimberly S. Ciccarelli
AVP and Senior Counsel

Enclosure

cc: James C. Hoodlet, Esq.